Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Collateral received (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Cash collateral received	$ 26,919	$ 23,052
Financial instrument in connection with OTC derivative transactions | Deposits
Financial instruments
Cash collateral received	26,919	23,052
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Deposits
Financial instruments
Cash collateral received	9,325	21,649
Financial instrument in connection with OTC derivative transactions | Foreign financial Institutions | Deposits
Financial instruments
Cash collateral received	$ 17,594	$ 1,403